SECURITIES ACT FILE NO. 2-67610
                                        INVESTMENT COMPANY ACT FILE NO. 811-3054
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   ----------

                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                           Pre-Effective Amendment No.                      [ ]

                         Post Effective Amendment No. 21                    [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                Amendment No. 21                            [X]

                        (Check  appropriate box or boxes)


                        THE MATTERHORN GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
           (Address of Principal Executive Office including Zip Code)

                                 (215) 321-7110
               (Registrant's Telephone Number, including Area Code)

                          Gregory A. Church, President
                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                       555 South Flower Street, 23rd Floor
                              Los Angeles, CA 90071

                                   ----------

 It is proposed that this filing will become effective (check appropriate box)

     [ ] Immediately upon filing pursuant to paragraph (b)
     [ ] On __________ pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On __________ pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        THE MATTERHORN GROWTH FUND, INC.


     The Matterhorn Growth Fund, Inc. is a no-load mutual fund. The Fund seeks long-term capital appreciation through investment in the securities, principally common stocks, of companies in which the earnings and stock prices are expected by the Fund's investment advisor to grow faster than the average rate of companies in the Standard & Poor's 500 Stock Price Index.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR DISAPPROVE OF THESE SHARES OR DETERMINE WHETHER THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIMINAL OFFENSE FOR ANYONE TO INFORM YOU OTHERWISE.



                 The date of this Prospectus is __________, 1999

                                TABLE OF CONTENTS

An Overview of the Fund .................................................
Performance .............................................................
Fees and Expenses .......................................................
Investment Objective and Principal Investment Strategies ................
Principal Risks of Investing in the Fund ................................
Investment Advisor ......................................................
Shareholder Information .................................................
Pricing of Fund Shares ..................................................
Dividends and Distributions .............................................
Tax Consequences ........................................................
Rule 12b-1 Fees .........................................................
Financial Highlights ....................................................

                             AN OVERVIEW OF THE FUND

THE FUND'S INVESTMENT GOAL

The Fund seeks long-term capital appreciation through investment in the securities, principally common stocks, of companies in which the earnings and stock prices are expected by the Fund's investment advisor to grow faster than the average rate of companies in the Standard & Poor's 500 Stock Price Index.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The goal of capital appreciation is pursued through the identification of medium and large capitalization companies in undervalued sectors of the economy -- quality companies at reasonable prices. The Fund is non-diversified. This means that with respect to 50% of its assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its assets, the Fund may only invest 5% of its assets in any individual security.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

     *    The stock market goes down
     *    Interest rates rise which can result in a decline in the equity market
     *    Value stocks fall out of favor with investors
     * Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
     * Securities of medium sized companies involve greater risk of less than investing in larger companies
     * Because the Fund has the ability to take larger positions in a smaller number of issuers, the Fund's share price may be more volatile than the share price of a diversified fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF THE BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE COMPANY OR ANY OTHER GOVERNMENTAL AGENCY.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for investors who:

     *    Are pursuing a long-term goal such as retirement
     * Want to add an equity investment to diversify their investment portfolio
     * Are willing to accept higher short-term risk along with higher potential for long-term growth of capital

The Fund may not be appropriate for investors who:

     *    Need regular income
     *    Are pursuing a short-term goal

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                                   PERFORMANCE

     The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average return over time compared with abroad-based market index. This past performance will not necessarily continue in the future. Prior to March 5, 1996, the Fund was advised by a different investment advisor.

CALENDAR YEAR TOTAL RETURNS*

[The following is the bar chart]

     1989:    23.54
     1990:    -8.61
     1991:    25.65
     1992:    18.18
     1993:    25.78
     1994:   -11.25
     1995:    25.28
     1996:    10.51
     1997:    13.66
     1998:    12.27

[End of bar chart]

* The Fund's year-to-date return as of 6/30/99 was 16.67%.

During the period shown in the bar chart, the Fund's highest quarterly return was 16.23% for the quarter ended March 31, 1991 and the lowest quarterly return was -16.87% for the quarter ended September 30, 1990.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1998

                                       1 Year        5 Years       10 Years
                                       ------        -------       --------

Matterhorn Growth Fund                 12.47%         9.41%         12.70%
S&P 500 Index*                         28.57%        24.06%         19.21%

----------
* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.

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                                FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases....................     None
Maximum deferred sales charge (load) ...............................     None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees ....................................................     1.00%
Distribution and Service (12b-1) Fees ..............................     0.25%
Other Expenses .....................................................     2.32%
Total Annual Fund Operating Expenses ...............................     3.57%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

     One Year .................. $  360
     Three Years ............... $1,094
     Five Years ................ $1,850
     Ten Years ................. $3,836

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            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The goal of The Matterhorn Growth Fund, Inc. is to seek long-term capital appreciation through investment in the securities, principally common stocks, of companies in which the earnings and stock prices are expected by the Fund's investment advisor to grow faster than the average rate of companies in the Standard & Poor's 500 Stock Price Index.

     The Fund emphasizes the purchase of common stocks of medium and large capitalization domestic companies in undervalued sectors of the economy.

     The Advisor begins its portfolio construction with a "top down" approach to evaluate the most attractive economic sectors. A disciplined "thematic approach" results in the identification of undervalued sectors and future growth opportunities. The Advisor then employs a "bottom-up" approach to identify the strongest franchises and financial fundamentals within those economic sectors that have been identified as attractive buying opportunities.

     Companies undergoing positive change or revitalization may also exhibit potential relative to their peers. Revitalization may occur in a number of ways
- streamlining of production, stock repurchases, industry consolidation - and result in opportunities to buy stocks at attractive prices. Strong, well-established companies with solid franchises are the backdrop for benefits from changes.

     Stocks which are trading below their intrinsic earnings growth or asset valuation levels are classic value prospects. Above average growth and below average risk define the universe of stocks considered.

     Companies considered for purchase must have inherent strength. Healthy balance sheets, low price to earnings ratios relative to growth, strong cash flows, all are examined before purchasing a security.

     Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

     The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are summarized above in "An Overview of the Fund." These risks are discussed in more detail below.

     MANAGEMENT RISK. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or event lost.

     MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     UNDERVALUED STOCKS RISK. Undervalued stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     MEDIUM COMPANIES RISK. Investing in securities of medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity.

     YEAR 2000 RISK. The risk that the Fund could be adversely affected if the computer systems used by the Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Problem." This situation may negatively affect the companies in which the Fund invests and by extension the value of the Fund's shares. Although the Fund's service providers are taking steps to address this issue, there may still be some risk of adverse effects.

                               INVESTMENT ADVISOR

     Matterhorn Asset Management Corp. is the investment advisor to the Fund. The Advisor's address is 301 Oxford Valley Road, Suite 802B, Yardley, PA 19067. The Advisor has been providing investment advisory services since 1988. The Advisor provides advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended March 31, 1999, the Advisor received advisory fees of ___% of the Fund's average net assets.

PORTFOLIO MANAGER

     Mr. Gregory Alan Church has been Portfolio Manager of the Fund since January 1997. Mr. Church has also been President, Secretary and a Director of the Fund since March 1996. Mr. Church has been the President of the Advisor since March 1996. Mr. Church has also been President of Church Capital Management, a registered investment advisor, since June 1987.

FUND EXPENSES

     The Fund is responsible for its own operating expenses. At times, the Advisor may reduce its fees and/or pay expenses of the Fund in order to reduce the Fund's aggregate annual operating expenses. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests in subsequent fiscal years. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

     You may open a Fund account with $1,000 and add to your account at any time with $100 or more. You may open an Education IRA account with $500 and add to your account at any time with $100 or more. After you have opened your Fund account, you also may make automatic subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Advisor or the Fund.

     You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

     If you are making your first investment in the Fund, simply complete the Application Form included with this Prospectus and mail it with a check (made payable to "The Matterhorn Growth Fund, Inc.") to:

The Matterhorn Growth Fund, Inc.
P.O. Box 641122
Cincinnati, OH 45264-1122

     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "The Matterhorn Growth Fund, Inc." to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

     If you are making your first investment in the Fund, before you wire funds you should call the Transfer Agent at (800) 637-3901 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

Firstar Bank, N.A. Cinti/Trust
ABA Routing #0420-0001-3
Attn: Matterhorn Growth Fund, Inc.
DDA #483897641
Account name (shareholder name)
Shareholder account number

     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

     You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

AUTOMATIC INVESTMENT PLAN

     For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your first investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section of the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

     The Fund has available for investors a retirement plan, an Individual Retirement Account ("IRA"), a SEP IRA, a SIMPLE IRA and a tax-sheltered plan in accordance with Section 403(b) of the Internal Revenue Code for employees of public school systems and certain other charitable organizations. For further information or application forms for these retirement plans, please write the Fund at 301 Oxford Valley Road, Suite 802B, Yardley, PA 19067 or call 1-800-637-3901.

HOW TO SELL SHARES

     You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

The Matterhorn Growth Fund, Inc.
c/o American Data Services, Inc.
P.O. Box 5536
Hauppauge, NY 11788-0132

     To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 637-3901 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 637-3901 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PROGRAM

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method, the Fund will send you a check in the minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or less for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account the account ultimately may be depleted.

                             PRICING OF FUND SHARES

     The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

                                TAX CONSEQUENCES

     The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12b-1 FEES

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution a nd service fee is 0.25% of the Fund's average daily net assets which is payable to Cumberland and Bainbridge, the co-distributors of the Fund's shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

     This table shows the Fund's financial performance for the past five years. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by__________, Independent Certified Public Accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

                        THE MATTERHORN GROWTH FUND, INC.

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                            Telephone: 1-800-637-3901

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009, or

*    For a fee, by calling 1-800-SEC-0330, or

*    Free   of   charge   from   the    Commission's    Internet    website   at
     http://www.sec.gov.



                                         (The Trust's SEC Investment Company Act
                                                        file number is 811-3054)

                       STATEMENT OF ADDITIONAL INFORMATION
                                ___________, 1999


                        THE MATTERHORN GROWTH FUND, INC.
                             301 OXFORD VALLEY ROAD
                                   SUITE 802B
                                YARDLEY, PA 19067
                                 (800) 637-3901


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated ________, 1999, as may be revised, of The Matterhorn Growth Fund, Inc. (the "Fund"). Matterhorn Asset Management Corporation (the "Advisor) is the investment advisor to the Fund. Copies of the Fund's Prospectus are available by calling the number listed above.

                                TABLE OF CONTENTS

The Fund ................................................................. B-2
Investment Objective and Policies......................................... B-2
Investment Restrictions................................................... B-8
Distributions and Tax Information......................................... B-9
Directors and Executive Officers.......................................... B-12
The Fund's Investment Advisor............................................. B-13
The Fund's Administrator.................................................. B-14
The Fund's Co-Distributors................................................ B-14
Execution of Portfolio Transactions....................................... B-15
Portfolio  Turnover ...................................................... B-17
Additional Purchase And Redemption Information............................ B-17
Determination of Share Price.............................................. B-20
Performance Information................................................... B-21
General Information....................................................... B-22
Financial Statements...................................................... B-23
Appendix ................................................................. B-23

                                    THE FUND

     The Matterhorn Growth Fund, Inc. (the "Fund") was organized as a Maryland corporation on May 2, 1980. From its inception to March 14, 1996, the Fund was known as The 44 Wall Street Equity Fund, Inc.

     The Fund is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Fund is a mutual fund with the investment objective of seeking long-term capital appreciation through investment in the securities, principally common stocks, of companies in which the earnings and stock prices are expected by the Fund's investment advisor to grow faster than the average rate of companies in the Standard & Poor's 500 Stock Price Index. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

     CONVERTIBLE DEBENTURES AND WARRANTS. The Fund may invest in convertible debentures and warrants. Convertible debentures are interest-bearing securities which may be converted into shares of the issuer's common stock at the option of the holder. Convertible debentures generally pay interest and provide for participation in the appreciation of the underlying common stock, but at a lower level of risk because the yield is higher and the security is senior to common stock. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. Like other debt securities, the market value of convertible debentures tend to vary inversely with the level of interest rates. A convertible security may be subject to redemption at the option of the issuer at a fixed price and, if it is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     The Fund may invest up to 5% of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     ILLIQUID SECURITIES. The Fund may invest up to 5% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     LEVERAGE. The Fund may leverage by borrowing from banks and investing the borrowed funds, but does not currently intend to do so. To the extent that borrowed money is utilized and the amount borrowed is substantial, the Fund's net asset value per share may tend to appreciate or depreciate more rapidly than would otherwise be the case. This is the speculative factor known as "leverage." Interest on borrowed money would be an expense of the Fund which it would not otherwise incur, so that the Fund's net investment income could expect to be adversely impacted during periods when the Fund's borrowings are substantial.

     Pursuant to the provisions of the Investment Company Act of 1940, the Fund may borrow only from banks, and only if immediately after such borrowed the value of the assets of the Fund (including the amount borrowed), less its liabilities (not including any borrowings), is at least three times the amount of its borrowing. The amount of any borrowing would also be limited by the applicable regulations of the Federal Reserve Board. If, due to market fluctuations or other reasons, the value of the Fund's assets, computed as provided above, becomes at any times less than three times the amount of its outstanding bank debt, the Fund, within three days (not including Sundays and holidays), would be required to reduce the bank debt to the extent necessary to meet the required 300% net asset coverage. The Fund may not pledge more than 75% of its assets as security for money borrowed.

     FOREIGN INVESTMENTS. Although the Fund has the authority to invest in up to 10% of its net assets in securities of issuers domiciled in foreign countries, the Fund currently intends to exercise such authority only as to foreign issuers whose securities are traded in the U.S. securities markets through dollar-denominated American Depositary Receipts ("ADRs").

     AMERICAN DEPOSITARY RECEIPTS. ADRs are certificates issued by an American bank to evidence ownership of original foreign shares. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank. ADRs are considered to be "sponsored" when the foreign issuer has designated a single U.S. financial institution to act as the transfer agent for that ADR. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

     RISKS OF FOREIGN SECURITIES. The securities of foreign issuers involve risks that are different from those of domestic issuers, including possibly different or adverse political and economic developments, possible imposition of governmental restrictions and possible curtailment of dividends or principal, subject to currency blockage, at the source, and also involve such other considerations as the then current exchange rate if such issuer does not pay interest or dividends, as the case may be, in U.S. dollars. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer, there may be less publicly available information about the foreign issuer and foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers.

     SECURITIES OPTIONS. The Fund has authority to engage in transactions in exchange listed securities options, as such transactions are currently defined and may be defined in the future, and not just the particular types of options transactions which are described herein merely by way of example. Listed options are issued by the Options Clearing Corporation the "OCC"), which guarantees the performance of the obligations of the parties to such options.

     Among the reasons why the Fund may purchase a call option is to achieve a greater amount of leverage than would otherwise be possible by buying the underlying stock. This is so because only the amount of the "premium" need be paid when purchasing a call, rather than the full purchase price for the underlying stock. On the other hand, one reason why the Fund may engage in the selling (or "writing") of call options is to earn the premium income. The risk to the Fund in the purchase of calls is the loss of the premium paid if the price of the security has not risen during the term of the option. The risk to the Fund for writing calls is that the Fund could lose any price appreciation on the securities upon which calls have been written when those calls are exercised by the purchasers.

     The Fund will only write "covered calls." This means that the Fund must own the underlying security in order for the Fund to write the applicable options contract, or must have the absolute right to acquire the underlying security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated by the Fund's Custodian).

     Another strategy involving options which the fund may use is the purchase of put options. The principal reason why the Fund may purchase puts would be to reduce the risk in any investment position taken by the Fund in any security. This strategy would allow the Fund to continue holding a particular security for any anticipated further price appreciation and at the same time would protect the Fund from any decline in the value of the security. However, such a strategy would effectively increase the cost of a security by the cost of the option and thereby reduce the return, if any, on that security.

     In addition to purchasing puts, the Fund also may write covered puts. A put option is "covered" if the Fund holds cash or liquid high-grade debt securities in a segregated account with its Custodian in an amount sufficient to acquire the security, or holds a put option on the same security with the same or a greater exercise price (or with a lesser price and with the balance maintained as cash or liquid high grade debt securities). The principal reason for the Fund to write a put would be to earn the premium income thereon. The Fund has not written any puts since the inception of its authority to engage in transactions in exchange listed securities options.

     The Fund may also engage in options transactions in various combinations, two of which are known as "spreads" and "straddles". A spread involves the simultaneous buying and writing of the same type of option (whether a put or a call) on the same underlying stock, with the options having different exercise prices or different exercise dates, or both. A straddle involves the simultaneous buying (or writing, as the case may be) of a put and a call on the same underlying security, usually for different exercise prices. The risks of straddle writing are greatest where the underlying stock has a high degree of price volatility.

     A separate and additional risk to the Fund with respect to engaging in options transactions may be that the Fund will not be able to close out its position in a particular option if and when the Fund desires to do so. The Fund closes out an option which it has purchased by selling an option of the same series as the option previously purchased, and closes out an option which it has written by buying an option of the same series as the option previously written. The Fund's ability to close out its position as a purchaser of an exchange listed option would be dependent upon the existence of a liquid secondary market on option exchanges (i.e., the CBOE, the American, Pacific and Philadelphia Stock Exchanges). Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more of the exchanges to discontinue the trading of options, in which event the secondary market on the exchange would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

     Some of the strategies employed with options may be considered to be speculative. One type of transaction which is inherently speculative is the purchase of calls. With the purchase of a call, the Fund is considered to be "at risk" for the amount of the premium paid for the call if the underlying security does not rise above the "exercise" price during the life of the call. Accordingly, the Fund will follow the practice of limiting the net "at risk" amounts with respect to the purchase of puts or calls to 10% of the Fund's net assets, determined on the date of purchase.

     On the other hand, certain strategies involving options are deemed to be conservative and may tend to minimize the risk of loss due to a decline in the value of the underlying security position. At the same time, the use of these strategies may also tend to limit any potential gain which might result from an increase in the value of any such position. The ability of the Fund to utilize this strategy successfully will depend upon Asset Management's ability to forecast pertinent market movements, which cannot be assured.

SHORT-TERM INVESTMENTS

     The Fund may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. Invest in companies for the purpose of exercising management or control or invest more than 25% of its assets in a particular industry;

     2. Purchase (i) the securities of any unseasoned issuer if by reason thereof and immediately after making such purchase the value of the Fund's aggregate investments in the securities of all such unseasoned issuers shall equal or exceed 5% of the Fund's total assets (for this purpose an unseasoned issuer shall be deemed to be an entity which has been in operation for less than three years, including all predecessors), or the equity securities of any issuer which are not readily marketable, (ii) repurchase agreements, the maturity of which exceeds seven days, and the aggregate of which repurchase agreements exceeds 5% of the Fund's total assets, or (iii) "restricted" securities, except that the Fund may invest no more than 5% of the value of its assets (at the time of investment) in portfolio securities under circumstances in which the Fund might not be free to sell such securities without being deemed an underwriter for purposes of the Securities Act of 1933 and without registration of such securities under such Act, in which case the Fund might be obliged to pay all or part of the expenses of such registration;

     3. Invest in commodities, commodity contracts or real estate, except that the Fund may invest in securities of real estate trusts or companies;

     4. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may purchase marketable securities of any issuer engaged in oil, gas or other mineral exploration or development programs;

     5. Make loans, except by the purchase of bonds or other obligations of types commonly sold privately to financial institutions (also see 2) (the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations is not considered the making of a loan);

     6. Borrow money, except from banks in an amount which will not cause the Fund's net assets (including the amount borrowed) to be less than 300% of such borrowed amount;

     7. Make short sales (but if securities, such as warrants or convertible debentures, are being tendered for conversion, the Fund may sell the securities to be acquired, provided that upon receipt such securities are used to close the sale);

     8. Purchase or retain securities of an issuer if the officers and directors of the Fund or Asset Management owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

     9. Purchase the securities of any other investment company, except as part of a merger, consolidation or acquisition;

     10. With respect to 50% of the value of its assets, invest more than 5% of the value of its assets in any one issuer, excluding United States Government securities, or purchase more than 10% of the outstanding securities of any one issuer. With respect to the other 50% of the value of its assets, the Fund will not invest more than 25% of its assets in the securities of any one issuer or any two or more issuers which pursuant to regulations under the Internal Revenue Code may be deemed to be controlled by the Fund and engaged in the same or related trades or businesses; and

     11. Write, purchase or sell puts, calls or combinations thereof (this restriction does not refer to warrants), except for puts, calls or combinations thereof listed on any national securities exchange.

     If a percentage restriction described in the Fund's Prospectus or this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policy regarding borrowing or the purchase of restricted and illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

     The Fund intends to qualify and continue to elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the

Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designate the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The options contracts used by the Fund are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the
Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

     Generally, the hedging transactions and certain other transactions in options undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     The qualifying income and diversification requirements applicable to the Funds' assets may limit the extent to which the Fund will be able to engage in option transactions.

     A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

     Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     The Fund may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Fund and of the shareholders of the Fund with respect to distributions by the Fund may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                        DIRECTORS AND EXECUTIVE OFFICERS

     The Directors of the Fund are responsible for the overall management of the Fund, including general supervision and review of the investment activities of the Fund. The Directors, in turn, elect the officers of the Fund, who are responsible for administering the day-to-day operations of the Fund. The current Directors and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.

     GREGORY A. CHURCH*, 42, President, Secretary and Director, 301 Oxford Valley Road, Yardley, Pennsylvania 19067. President, Church Capital Management, Inc.(formerly G. A. Church & Company)(registered investment advisers) since June 1987; Chairman, Bainbridge Securities Inc. (registered broker-dealer) since October 1994.

     KEVIN M. COVERT, 40, Director, 76 Euclid Avenue, Haddonfield, New Jersey 08083. Shareholder, Kulzer & DiPadova, P.A. (law firm) since 1984.

     DOMINICK A. CRUCIANI, JR., M.D., 67, Director, 1360 Wyoming Avenue, Scranton, Pennsylvania 18503. Physician since 1958. A director of Cumberland Growth Fund, Inc. from October 1989 to September 1992.

     GERALD PRINTZ, 41, Director, 49 Napoleon Circle, Brandon, Mississippi 39047. President, AMSADOR, Ltd. (computer security and disaster recovery planning consultant), since March 1994; consultant, IBM, 1988 to February 1994.

     ROBERT R. JACKSON, 45, Director, 54 Hedgehog Lane, Bradford, Pennsylvania 16701. Independent Consultant. Chief Financial Officer, Zippo Manufacturing
Company  from  1986  to  1998.  Served  on  the  Board  of  Directors  of  Zippo
Manufacturing Company since 1988. Served as an officer and director of the following subsidiaries of Zippo Manufacturing Company, Zahara, Inc. (Personal Holding Company), ZIVI, Inc. (Foreign Sales Corporation), Zadco, Inc. (Advertising Agency), Zippo International Inc., Zippo Europe SA, Zippo Europe Holding Gmbh and Zippo UK, Inc. (All Distribution Companies).

     ERIC M.  BANHAZL,  42,  Treasurer,  2020 East  Financial  Way,  Suite  100,
Glendora,   California  91741.  Senior  Vice  President,   The  Wadsworth  Group
(consultants) and Investment Company Administration LLC since March 1990.

----------
* Mr. Church is an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

     Attendance fees of $300 per meeting have been authorized for those Directors who are not "interested persons" (as such term is defined in the Investment Company Act of 1940) of Asset Management, Cumberland or Bainbridge.

     Set forth below is the compensation for the fiscal year ended June 30, 1999 of the Directors of the Fund who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940. No other compensation or retirement benefits were received by any Director from the Fund.

     Name of Director                   Total Annual Compensation
     ----------------                   -------------------------

     R. Barry Borden                             $
     Kevin M. Covert                             $
     Dominick A. Cruciani, Jr.                   $
     Gerald Printz                               $
     Robert R. Jackson                           $

     As of the date of this SAI, to the best knowledge of the Fund, the Directors and officers of the Fund, as a group, owned of record ____% of the outstanding shares of the Fund.

                          THE FUND'S INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Fund by Matterhorn Asset Management Corporation, the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.

     The Advisory Agreement will continue in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Directors of the Fund (or a majority of the outstanding shares of the Fund, and (2) a majority of the Directors who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

     For the fiscal years ended June 30, 1999, 1998 and 1997, the Fund paid advisory fees of $______, $91, 148 and $87,501, respectively.

                            THE FUND'S ADMINISTRATOR

     The Fund has an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $40,000.

     For the fiscal years ended June 30, 1999, 1998 and 1997, the Administrator received fees of $_____, $40,000 and $43,534, respectively, from the Fund.

                           THE FUND'S CO-DISTRIBUTORS

     Cumberland Brokerage Corporation ("Cumberland") and Bainbridge Securities Inc. ("Bainbridge") act as the Fund's principal underwriters in a continuous public offering of the Fund's shares. Cumberland is a New Jersey corporation controlled by Sheldon E. Goldberg (an officer and shareholder of the Advisor) and his wife. Bainbridge is a Pennsylvania corporation controlled by Gregory Church (an officer and director of the Fund and the Advisor) and his wife. (Bainbridge and Cumberland may be referred to herein as the "Co-Distributors.") The Distribution Agreement between the Fund and the Co-Distributors continues in effect from year to year if approved at least annually by (i) the Board of Directors or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Directors who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan"), under which, the Fund pays the Co-Distributors a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily assets. Among other things, the Plan provides that (1) the Co-Distributors will submit to the Board of Directors at least quarterly, and the Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board of Directors, including those who are not "interested persons" of the Fund and who have no direct or indirect financial interest in operation of the plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the Fund and (4) while the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund shall be committed to the discretion of the Directors who are not interested persons of the Trust. During the year ended June 30, 1999, the Fund paid fees of $____ under the Plan, of which $____ was used for advertising and marketing, $___ was used for postage, $___ was used for supplies and equipment, $___ was used for telephone expenses, $_____ was used for travel and entertain purposes and $_____ was used for salaries.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

     Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

     The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

     For the fiscal year ended June 30, 1999, the Fund paid $______ in brokerage commissions, of which $___ was paid to firms which provided research or other services to the Advisor. For the fiscal year ended June 30, 1998, the Fund paid $38,746 in brokerage commissions, of which $4,040 was paid to firms which provided research or other services to the Advisor. For the fiscal year ended June 30, 1997, the Fund paid $73,985 in brokerage commissions, of which $34,570 was paid to firms which provided research or other services to the Advisor.

                               PORTFOLIO TURNOVER

     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended June 30, 1999 and 1998, the Fund had a portfolio turnover rate of ____% and 115.28%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

     The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form as discussed in the Prospectus before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in REDEMPTION or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

     The Fund reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Co-Distributors such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

DELIVERY OF REDEMPTION PROCEEDS

     Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request with complete information and meeting all the requirements discussed in the Fund's Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or
(c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

     The Fund has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

AUTOMATIC INVESTMENT PLAN

     As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Directors decides it is necessary.

     In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Directors of the Fund shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Portfolio's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index, the Dow Jones Industrial Average and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund..

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:  P  =  a hypothetical initial purchase order of $1,000
        T  =  average annual total return
        n  =  number of years
      ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized.

The average annual rate of return for the Fund for the periods ending June 30, 1999, are as follows:

     One year
     Five Years
     Ten Years

                               GENERAL INFORMATION

     Investors  in the Fund will be  informed  of the  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. American Data Services, P.O. Box___, Hauppauge, NY 11788-_____ acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

     ________________________________,  are  the  independent  auditors  for the
Fund.

     Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.

     On July 27, 1999, the following persons owned of record more that 5% of the Fund's outstanding voting securities:

Mervin H. Zimmerman, Rockville, MD 10852 - 6.91%
Charles Schwab, San Francisco, CA - 7.57%

     The authorized capital of the Fund consists of 100,000,000 shares of common stock, par value $.001 each. Currently, all Fund shares are of the same class with equal voting rights. The Board of Directors has the authority to issue additional class of shares if deemed desirable. Fund shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining shares so voting will not be able to elect any directors. Shares of the Fund have equal rights with respect to dividends, assets and liquidation. Shares are fully paid and non-assessable when issued, are transferable without restriction, and have no preemptive or conversion rights.

     As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders except when required by the Investment Company Act of 1940. The Fund has undertaken that, (i) if required to do so by the holders of at least 10% of the Fund's then outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the removal of any director, and
(ii)( it will assist in the communication with Fund shareholders, to the extent required by Section 16(c) of the Investment Company Act of 1940.

                              FINANCIAL STATEMENTS

     The Fund's annual report to shareholders for its fiscal year ended June 30, 1999 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                              THE MATTERHORN GROWTH FUND, INC.

                                         PART C

ITEM 23. EXHIBITS.

     (1) (a) Charter (1)
         (b) Form of amendment to Charter (2)
     (2) By-Laws or instruments corresponding thereto (1)
     (3) Specimen share certificate (1)
     (4) Form of Investment Advisory Agreement (2)
     (5) Form of Distribution Agreement (4)
     (6) Not applicable
     (7) Form of Custodian Agreement with Star Bank, NA (4)
     (8) (a) Form of Administration Agreement with Investment Company Administration, LLC (4)
         (b) Fund Accounting Service Agreement with American Data
             Services (4)
         (c) Transfer Agency and Service Agreement with American Data
             Services (4)
     (9) Opinion of Counsel (3)
     (10) Not applicable
     (11) Not applicable
     (12) No undertaking in effect
     (13) Rule 12b-1 Plan (2)
     (14) Not applicable
     (15) Not applicable

----------
1 Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 7, 1980.

2 Incorporated by reference from Registrant's Notice and Proxy Statement dated January 15, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on November 12, 1991.

4 Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on January 17, 1996.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.

ITEM 25. INDEMNIFICATION

     Article V of Registrant's By-Laws provides as follows:

     The Corporation shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Corporation, nor shall any Directors be responsible for the act or omission of any other Directors, and the Corporation out of its assets shall indemnify and hold harmless each and every Directors from and against any and all claims and demands whatsoever arising out of or related to each Directors's performance of his duties as a Directors of the Corporation; provided that nothing herein contained shall indemnify, hold harmless or protect any Directors from or against any liability to the Corporation or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Corporation or the Directors or any of them in connection with the Corporation shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Directors or Directors, and such Director or Directors shall not be personally liable thereon."

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     During the two fiscal years ended June 30, 1997 and 1998, the Fund's investment adviser, Matterhorn Asset Management Corporation, has engaged principally in the business of providing investment advisory services to registered investment companies. All of the additional information required by this Item 28 with respect to Matterhorn Asset Management Corporation is set forth in the Form ADV, as amended, of Matterhorn Asset Management Corporation (File No. 801-32050), which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) Neither Cumberland Brokerage Corporation nor Bainbridge Securities Inc. act as principal underwriter, depositor or investment adviser to any other investment company.

     (b) The following information is provided with respect to each director, officer or partner of Cumberland Brokerage Corporation and Bainbridge Securities
Inc.:

                                      Positions and               Positions and
    Name and Principal                 Offices with                  Offices
     Business Address                  Underwriter                  with Fund
     ----------------                  -----------                  ---------

Gregory A. Church                   Director and Chairman          Director,
Bainbridge Securities Inc.                                         President
301 Oxford Valley Rd., Ste. 801B                                   and Secretary
Yardley, PA 19067

Maureen A. Church                   Director                       None
Bainbridge Securities Inc.

Malinda P. Berardino                Director, Chief Executive      None
Bainbridge Securities Inc.          Officer, Chief Financial
                                    Officer

Sheldon E. Goldberg                 Director and President         None
Cumberland Brokerage Corp.
614 Landis Ave.
Vineland, NJ 08360

Ellyn H. Bruce                      Executive Vice President       None
Cumberland Brokerage Corp.

Robert B. Solms                     Vice President                 None
Cumberland Brokerage Corp.

Antonia A. Alperin                  Secretary                      None
Cumberland Brokerage Corp.

     (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by the Fund pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at the following locations: Matterhorn Growth Fund, Inc., 301 Oxford Valley Road, Suite 802B, Yardley, Pennsylvania 19067, Investment Company Administration LLC, 2020 East Financial Way, Suite 100, Glendora, California 91741; and American Data Services, Inc., 1675 Broadway, Suite 2050, Denver, Colorado 80202.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS

     The registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registrant Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Glendora, and State of California, on the 23rd day of August 1999.

                                        THE MATTERHORN GROWTH FUND, INC.

                                        By: /s/ Gregory A. Church
                                            ----------------------------
                                            Gregory A. Church
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                 Title                              Date
      ---------                 -----                              ----

/s/ Gregory A. Church           President, Secretary and        August 23, 1999
---------------------           Director
Gregory A. Church


*Kevin M. Covert                Director                        August 23, 1999
----------------
Kevin M. Covert


*Dominick A. Cruciani           Director                        August 23, 1999
---------------------
Dominick A. Cruciani, Jr.


*Gerald Printz                  Director                        August 23, 1999
--------------
Gerald Printz


*Robert A. Jackson              Director                        August 23, 1999
------------------
Robert A. Jackson

*  By: /s/ Gregory A. Church
       ------------------------
       Gregory A. Church, Attorney-in-Fact
       under powers of attorney as filed
       with Post-Effective Amendment No. 20 to
       the Registration Statement